Note 9 - Income Taxes - Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income tax expense (benefit) at U.S. federal statutory rate	21.00%	(21.00%)
Current year state and local income taxes net of federal income tax benefit	4.10%	(2.40%)
Other	(0.10%)	0.20%
Provision for (benefit from) income taxes	25.00%	(23.20%)